Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds V
Entity Central Index Key	0001738078
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000202291
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	BFMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
AssetsNet	$ 3,442,672,532
Holdings Count | Holding	4,113
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,442,672,532
Number of Portfolio Holdings...
4,113
Portfolio Turnover Rate...
299%

C000202289
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Investor A Shares
Trading Symbol	BCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[2]
AssetsNet	$ 3,442,672,532
Holdings Count | Holding	4,113
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,442,672,532
Number of Portfolio Holdings...
4,113
Portfolio Turnover Rate...
299%

C000202290
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Investor C Shares
Trading Symbol	BCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$71	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%	[3]
AssetsNet	$ 3,442,672,532
Holdings Count | Holding	4,113
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,442,672,532
Number of Portfolio Holdings...
4,113
Portfolio Turnover Rate...
299%

C000202293
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Class K Shares
Trading Symbol	CCBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[4]
AssetsNet	$ 3,442,672,532
Holdings Count | Holding	4,113
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,442,672,532
Number of Portfolio Holdings...
4,113
Portfolio Turnover Rate...
299%

C000202292
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Class R Shares
Trading Symbol	BCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[5]
AssetsNet	$ 3,442,672,532
Holdings Count | Holding	4,113
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,442,672,532
Number of Portfolio Holdings...
4,113
Portfolio Turnover Rate...
299%

C000202277
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Institutional Shares
Trading Symbol	BHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[6]
AssetsNet	$ 25,600,936,342
Holdings Count | Holding	1,485
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

C000202273
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Service Shares
Trading Symbol	BHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$40	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[7]
AssetsNet	$ 25,600,936,342
Holdings Count | Holding	1,485
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

C000202275
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Investor A Shares
Trading Symbol	BHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$45	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[8]
AssetsNet	$ 25,600,936,342
Holdings Count | Holding	1,485
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

C000202276
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Investor C Shares
Trading Symbol	BHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$79	1.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%	[9]
AssetsNet	$ 25,600,936,342
Holdings Count | Holding	1,485
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

C000202279
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class K Shares
Trading Symbol	BRHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[10]
AssetsNet	$ 25,600,936,342
Holdings Count | Holding	1,485
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

C000202278
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class R Shares
Trading Symbol	BHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$57	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[11]
AssetsNet	$ 25,600,936,342
Holdings Count | Holding	1,485
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

C000202258
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Institutional Shares
Trading Symbol	BMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[12]
AssetsNet	$ 1,260,267,910
Holdings Count | Holding	2,148
InvestmentCompanyPortfolioTurnover	282.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,260,267,910
Number of Portfolio Holdings...
2,148
Portfolio Turnover Rate...
282%

C000202256
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Investor A Shares
Trading Symbol	BMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[13]
AssetsNet	$ 1,260,267,910
Holdings Count | Holding	2,148
InvestmentCompanyPortfolioTurnover	282.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,260,267,910
Number of Portfolio Holdings...
2,148
Portfolio Turnover Rate...
282%

C000202257
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Investor C Shares
Trading Symbol	BMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%	[14]
AssetsNet	$ 1,260,267,910
Holdings Count | Holding	2,148
InvestmentCompanyPortfolioTurnover	282.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,260,267,910
Number of Portfolio Holdings...
2,148
Portfolio Turnover Rate...
282%

C000202259
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Class K Shares
Trading Symbol	BMSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[15]
AssetsNet	$ 1,260,267,910
Holdings Count | Holding	2,148
InvestmentCompanyPortfolioTurnover	282.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,260,267,910
Number of Portfolio Holdings...
2,148
Portfolio Turnover Rate...
282%

C000202282
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	BFMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[16]
AssetsNet	$ 4,018,551,952
Holdings Count | Holding	1,853
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

C000202280
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor A Shares
Trading Symbol	BLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[17]
AssetsNet	$ 4,018,551,952
Holdings Count | Holding	1,853
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

C000202286
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor A1 Shares
Trading Symbol	CMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[18]
AssetsNet	$ 4,018,551,952
Holdings Count | Holding	1,853
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

C000202281
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor C Shares
Trading Symbol	BLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$70	1.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[19]
AssetsNet	$ 4,018,551,952
Holdings Count | Holding	1,853
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

C000202284
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Class K Shares
Trading Symbol	CLDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[20]
AssetsNet	$ 4,018,551,952
Holdings Count | Holding	1,853
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

C000202283
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Class R Shares
Trading Symbol	BLDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[21]
AssetsNet	$ 4,018,551,952
Holdings Count | Holding	1,853
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

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